Contract liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Contract liabilities [Abstract]
Current	$ 981.4	$ 1,045.9	[1]	$ 1,134.7
Non-current	117.2	149.9	[1]
Total contract liabilities	1,098.6	1,195.8
Remaining Performance Obligations [Abstract]
Remaining revenue allocated to future performance obligations	$ 1,598.1	$ 1,468.9
Percentage of revenue expected to be recognized over next 12 months	77.00%	80.00%

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.